TAXATION - Net operating loss carry forwards (Details) - HKD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Jun. 30, 2022
TAXATION
Statutory rate 1 (as percent)	25.00%	25.00%
Statutory rate 2 (as percent)	27.98%	27.98%
Statutory rate 3 (as percent)	27.87%	27.87%
Statutory rate 4 (as percent)	16.50%	16.50%
Statutory rate 5 (as percent)	17.00%	17.00%
Net operating loss carryforwards	$ 711,365	$ 764,251	$ 767,940
Net operating loss carryforwards, provided for valuation allowance	711,365	761,417	767,940
Net operating loss carryforwards, expected to be utilized prior to expiration	$ 0	$ 2,834	$ 0
China
TAXATION
Preferential tax rate (as a percent)	15.00%	15.00%